FORM N-SAR
                             SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /    (a)

          or fiscal year ending:  12/31/96

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N
                                       __
Those items or sub-items with a box "/__/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  Dreyfus Unit Trusts Insured Tax Exempt Trust
                            Series 1

     B.   File Number:  811-4319

     C.   Telephone Number:  1-212-922-6000


2.   A.   Street:  200 Park Avenue

     B.   City:  New York     C.  State:  NY D.  Zip Code: 10166 Zip Ext:

     E.   Foreign Country:                        Foreign postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N) N

4.   Is this the last filing on this form by Registrant? (Y/N) Y

5. Is Registrant a small business investment company (SBIN)? (Y/N) N [If answer is "Y" (Yes) complete only items 111 through 132.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

                                                  If filing more than one __
                                                  Page 2, "X" box:       /__/

For period ending 12/31/96

File Number 811-4319

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                     Is this the
 Series                                              last filing
 Number                   Series Name                for this series?

                                                         (Y/N)

    1      Dreyfus Unit Trusts Insured Tax Exempt          Y
           Trust Series 1





























(NOTE: See item D(8) of the generic instructions to the form for information on how to complete the form for series companies.)

                                                  If filing more than one __
                                                  Page 47, "X" box:      /__/

For period ending 12/31/96

File Number 811-4319


UNIT INVESTMENT TRUSTS
         __
111. A./__/ Depositor Name:  Dreyfus Service Corporation
         __
     B./__/ File Number (If any): 8-13801
         __
     C./__/ City:  New York   State: NY   Zip Code:  10166 Zip Ext: _______
         __
       /__/ Foreign Country:______________    Foreign Postal Code:_________
         __
111. A./__/ Depositor Name:  ______________________________________________
         __
     B./__/ File Number (If any): _________________________________________
         __
     C./__/ City: ____________ State: ____ Zip Code: ______ Zip Ext: ______
         __
       /__/ Foreign Country:______________ Foreign Postal Code:____________
         __
112. A./__/ Sponsor Name:     Dreyfus Service Corporation
         __
     B./__/ File Number (If any): 8-13801___
         __
     C./__/ City: New York  State: NY  Zip Code: 10166 Zip Ext: ___________
         __
       /__/ Foreign Country:_______________ Foreign Postal Code:___________
         __
112. A./__/ Sponsor Name: _________________________________________________
         __
     B./__/ File Number (If any): _________________________________________
         __
     C./__/ City: ____________ State: _____ Zip Code: _______ Zip Ext:_____
         __
       /__/ Foreign Country:___________________ Foreign Postal Code:_______



                                                If filing more than one  __
                                                Page 48, "X" box:      /__/

For period ending 12/31/96

File Number 811-4319

         __
113. A./__/ Trustee Name: Bank of New York
         __
     B./__/ City: New York     State: NY   Zip Code: 10286 Zip Ext: _____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________
         __
113. A./__/ Trustee Name: _______________________________________________
         __
     B./__/ City: ___________ State: _____ Zip Code: _____ Zip Ext: _____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________
         __
114. A./__/ Principal Underwriter Name: _________________________________
         __
     B./__/ File Number: 8- ____________
         __
     C./__/ City: ___________ State: _____ Zip Code: _____ Zip Ext: _____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________
         __
114. A./__/ Principal Underwriter Name: _________________________________
         __
     B./__/ File Number: 8- ____________
         __
     C./__/ City: ___________ State: _____ Zip Code: _____ Zip Ext: _____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________
         __
115. A./__/ Independent Public Accountant Name: _________________________
         __
     B./__/ City: ___________ State: _____ Zip Code: _______ Zip Ext:____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________

115. A./__/ Independent Public Accountant Name: _________________________
         __
     B./__/ City: ___________ State: _____ Zip Code: _______ Zip Ext:____
         __
       /__/ Foreign Country:______________ Foreign Postal Code:__________




                                                If filing more than one  __
                                                Page 49, "X" box:      /__/

For period ending 12/31/96

File Number 811-4319


116. Family of investment companies information:
         __
     A./__/ Is Registrant part of a family of investment companies?(Y/N)   Y
                                                                          Y/N
         __
     B./__/ Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
             (NOTE:  In filing this form, use this identification
                  consistently for all investment companies in family.
                  This designation is for purposes of this form only.)
         __
117  A./__/ Is Registrant a separate account of an insurance               N
            company? (Y/N)                                                Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
         __
     B./__/ Variable annuity contracts? (Y/N)
                                                                          Y/N
         __
     C./__/ Scheduled premium variable life contracts? (Y/N)
         __                                                               Y/N
     D./__/ Flexible premium variable life contracts? (Y/N)
                                                                          Y/N
         __
     E./__/ Other types of insurance products registered under
            the Securities Act of 1933? (Y/N)
                                                                          Y/N
       __
118. /__/ State the number of Series existing at the end of the period that had securities registered under the
          Securities Act of 1933                                           1
      __
119./__/  State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                                      0
      __
120./__/  State the total value of the portfolio securities on the date of deposit for the new series included in item
          119 ($000's omitted)                                             0
      __
121./__/  State the number of series for which a current
          prospectus was in existence at the end of the period             0
      __
122./__/  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period                                        0

                                                If filing more than one  __
                                                Page 50, "X" box:      /__/

For period ending 12/31/96

File Number 811-4319
      __
123./__/ State the total value of the additional units considered in
         answering item 122 ($000's omitted)                           $  0
      __
124./__/ State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period(the value of these units is to be measured
         on the date they were placed in the subsequent series)
         ($000's omitted)                                              $  0
      __
125./__/ State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series
         of Registrant ($000's omitted)                                $  0
      __
126./__/ Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)           $  0
      __
127./__/ List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of     Total     Total Income
                                         Series     Assets     Distributions
                                       Investing    ($000's       ($000's
                                                   omitted)      omitted)
A.  U.S. Treasury direct issue          _________  $_________   $___________

B.  U.S. Government agency              _________  $_________   $___________

                                            1                       119
C.  State and municipal tax-free        _________  $_________   $___________

D.  Public utility debt                 _________  $_________   $___________

E.  Brokers or dealers debt or debt of  _________  $_________   $___________
    brokers' or dealers' parent

F.  All other corporate intermed. &     _________  $_________   $___________
    long-term debt

G.  All other corporate short-term debt _________  $_________   $___________

H.  Equity securities of brokers or     _________  $_________   $___________
    dealers or parents of brokers or
    dealers

I.  Investment company equity           _________  $_________   $___________
    securities

J.  All other equity securities         _________  $_________   $___________

K.  Other securities                    _________  $_________   $___________

                                            1                        0
L.  Total assets of all series of       _________  $_________   $___________
    registrant


                                                  If filing more than one  __
                                                  Page 51, "X" box:      /__/


For period ending 12/31/96

File Number 811-4319

      __
128./__/ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                             N
                                                                        Y/N
         [If answer if "N" (No), go to item 131.]
      __
129./__/ Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                              ______
                                                                        Y/N
         [If answer if "N" (No), go to Item 131.]
      __
130./__/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         Item 129 derived from insurance or guarantees? (Y/N)          ______
                                                                        Y/N

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                      $1.5
      __
132./__/ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    811-4319       811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________
    811-________   811-________   811-________  811-________   811-________




     This Report is signed on behalf of the Registrant (or Depositor or

Trustee) in the City of New York and the State of New York on the 11th day of

February, 1997.



                              Dreyfus Unit Trust Insured Tax Exempt Trust





                              By: /s/ Walter Harris
                                 _________________________________________
                              Name:  Walter Harris
                              Title:  Vice President




Witness:  /s/ Janice Hayles
          _________________________
Name:     Janice Hayles
Title:    Vice President
          Dreyfus Service Corporation